DISCONTINUED OPERATIONS - Financial results of food supply chain entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts of assets disposed
Current assets of discontinued operations	$ 4,403	$ 0	$ 0
Non-Current assets of discontinued operations	0	0	0
Carrying amounts of liabilities under disposal
Current liabilities of discontinued operations	30,938	0	0
Non-current liabilities of discontinued operations	0	0	0
Income statement disclosures
Loss from discontinued operations	(8,360,322)	$ (957,955)	$ (1,992,602)
Discontinued Operations, Disposed of by Sale [Member] | Food Supply Chain Entities
Carrying amounts of assets disposed
Cash and cash equivalents	2,677
Accounts receivable	0
Inventories	0
Prepaid expenses and other current assets, net	1,726
Amounts due from related parties	0
Current assets of discontinued operations	4,403
Property and equipment, net	0
Non-Current assets of discontinued operations	0
Total assets of discontinued operations	4,403
Carrying amounts of liabilities under disposal
Short-term bank borrowings	0
Accounts and notes payable	0
Accrued expenses and other current liabilities	3,194
Advance from customers	0
Amounts due to related parties	27,744
Current liabilities of discontinued operations	30,938
Amount due to related parties	0
Non-current liabilities of discontinued operations	0
Total liabilities of discontinued operations	30,938
Income statement disclosures
Revenues	122,343
Cost of revenues	(41,668)
Gross profit	80,675
General and administrative	(334,880)
Impairment loss (Note 8)	(8,107,943)
Loss from operations	(8,362,148)
Interest expense, net	91
Other income/(expenses), net	1,735
Loss before provision for income taxes	(8,360,322)
Loss from discontinued operations	$ (8,360,322)